Loans and Financial Liabilities (Details) ₪ in Millions							12 Months Ended
		Feb. 17, 2025 USD ($)	May 31, 2023 USD ($)	Jan. 01, 2023 USD ($)	Jan. 01, 2023 ILS (₪)	Nov. 15, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 16, 2022
Loans and Financial Liabilities [Line Items]
Achievement of sales							$ 50,000,000
Sales milestone amount							2,000
Payment for thresholds account							3,000
Credit deductible							3,000,000
Contingent consideration, fair value	[1]						23,566,000	$ 21,855,000
Financing expenses							4,711,000	1,321,000	$ 1,539,000
Acquired inventory							14,199,000
Remaining balance							1,500,000
Net revenues							22,521,000	17,180,000	22,600,000
Milestone payment, amount paid against receipt of FDA approval			$ 8,500,000
Assumed liabilities	[2]						40,079,000	46,375,000
Finance income							9,667,000	14,300,000
Financing expenses							3,370,000	$ 341,000	$ 4,727,000
Credit facility						$ 40,000,000
Long-term loan							$ 20,000,000
Interest rate							0.55%				2.18%
Short-term credit facility							$ 20,000,000
Credit facility percentage							1.75%
Percentage of commitment fee							0.20%
Financing facility				$ 20,000,000
Credit facility				$ 10,000,000	₪ 35
Annual fee percentage							0.275%
Loan and credit facility agreement description							the loan and credit facility agreement, the Company was required to meet certain financial covenants for the years ending December 31, 2022, and through the term of the loan and credit facility.
Royalty Arrangements [Member]
Loans and Financial Liabilities [Line Items]
Assumed liabilities, percentage of annual global net sales							10.00%
Royalties [Member]
Loans and Financial Liabilities [Line Items]
Assumed liabilities, aggregate percentage of annual global net sales							8.00%
Assumed liabilities, period of payment							6 years
Assumed liability, annual payment							$ 5,000,000
Assumed liability, aggregate of annual payments							30,000,000
Sales Milestones [Member]
Loans and Financial Liabilities [Line Items]
Sales, milestone targets										$ 2,000
Sales milestone, amount payable										$ 1,500,000
Amount payable upon FDA approval							$ 8,500,000
Bottom of Range [Member] | Royalty Arrangements [Member]
Loans and Financial Liabilities [Line Items]
Assumed liabilities, percentage of annual global net sales							5.00%
Assumed liabilities, amount of annual global net sales							$ 25,000,000
Bottom of range [member] | Royalty Arrangements [Member]
Loans and Financial Liabilities [Line Items]
Assumed liabilities, percentage of annual global net sales							2.00%
Assumed liabilities, amount of annual global net sales							$ 25,000,000
Forecast [Member]
Loans and Financial Liabilities [Line Items]
Call credit facility		$ 35,000
Percentage of bearing interest		6.30%

[1]	Contingent consideration is measured at fair value. The change in the balance of the contingent consideration reflect the payments made on account of such and the change in the fair value of the liability. Refer also to note 15. Pursuant to the Saol APA, the Company agreed to pay up to $50,000 thousand of contingent consideration subject the achievement of sales thresholds for the period commencing on the acquisition date and ending on December 31, 2034. Through December 31, 2024, the first two sales thresholds were met, and the Company paid two $3,000 thousands on account of these thresholds These payments were accounted for as a reduction of the liability. The Company may be entitled for up to $3,000 thousand credit deductible from the contingent consideration payments due for the years 2023 through 2027, subject to certain conditions as defined in the Saol APA. During 2023 and 2024, the entitlement of the credit was not met. The fair value of the contingent consideration was $23,566 thousand and $21,855 thousand as of December 31, 2024, and December 31, 2023, respectively. The Company accounted for $4,711 thousand, $1,321 thousand, and $1,539 thousand, for the years ended December 31, 2024, 2023 and 2022, respectively as financing expenses in the statement of profit and loss to reflects the changes in the fair value of the liability.
[2]	Assumed liabilities are measured at amortized cost. The changes in the balance of the assumed liabilities reflects the payments made on account of such and the changes in time value and changes in expected payments.